TRANSACTIONS WITH RELATED PARTIES - Group's key executives' compensation (including the related income taxes assumed by the Group) (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 61,258	S/ 66,141
Directors' fees [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	6,106	6,766
Remunerations [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	32,396	32,218
Stock Awards [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 22,756	S/ 27,157